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Milliman Money Market Fund
Fund Summary: Milliman Money Market Fund
Investment Objective
The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). This table and the example below do not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed below would be higher.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Milliman Money Market Fund Milliman Money Market Fund
Management Fees	0.19%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(2)	0.54%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver and Expense Limitation(3)(4)	(0.05%)
Total Annual Fund Operating Expenses After Expense Limitation	0.93%

(1)

The fees and expenses shown in the table above and the example below include the fees and expenses of both the Fund and the Goldman Sachs Government Money Market Fund (the “Portfolio,” which is a series of the Goldman Sachs Variable Insurance Trust (“Portfolio Trust”)), into which the Fund currently invests.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(3)

Milliman Financial Risk Management LLC, investment adviser to the Fund (“Milliman”), has contractually agreed to waive its management fee, which is equal to 0.03% of the Fund’s average daily net assets, until at least December 31, 2022 (the “Fee Waiver”). This contract cannot be terminated or modified without the consent of the Fund’s Board of Trustees.

(4)

Goldman Sachs Asset Management, L.P., the investment adviser to the Portfolio (the “Portfolio Adviser”) has agreed to reduce or limit “Other Expenses” of the Portfolio (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.004% of the Portfolio’s average daily net assets through at least April 30, 2022 (the “Expense Limitation Agreement”), and prior to such date the Portfolio Adviser may not terminate the arrangement without the approval of the Board of Trustees of the Portfolio Trust (the “Portfolio Board”).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Fee Waiver and Expense Limitation Agreement remain in place for their contractual periods. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Milliman Money Market Fund | Milliman Money Market Fund | USD ($)	95	307

This example does not include any fees or sales charges imposed by your variable product. If they were included, the expenses listed above would be higher.
Principal Investment Strategies

The Fund pursues its investment objective by investing all of its investable assets in the Portfolio, which is a series of the Portfolio Trust. All investments are made at the Portfolio level. This structure is sometimes called a “master/feeder” structure. As a result, the Fund’s investment results will correspond directly to the investment results of the Portfolio. The Portfolio has the same investment objective and substantially similar investment policies as the Fund and, therefore, is subject generally to the same risks as the Fund. Like the Fund, the Portfolio is a “government money market fund” that values its securities using the amortized cost method and seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

The Portfolio seeks to achieve its investment objective by investing only in “government securities,” as such term is defined or interpreted under the Investment Company Act of 1940, as amended (the “1940 Act”), and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The Portfolio intends to be a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act (“Rule 2a-7”). “Government money market funds” are money market funds that invest at least 99.5% of their total assets in cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully by cash or U.S. Government Securities. “Government money market funds” are exempt from requirements that permit money market funds to impose a “liquidity fee” and/or “redemption gate” that temporarily restricts redemptions.

Under Rule 2a-7, the Portfolio may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity and liquidity.

Principal Risks

You could lose money by investing in the Fund. Although the Fund and the Portfolio seek to preserve the value of an investment at $1.00 per share, it cannot be guaranteed that they will do so. An investment in the Fund (and consequently, the Portfolio) is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The sponsors of the Fund and the Portfolio have no legal obligation to provide financial support to the Fund or the Portfolio and you should not expect that the sponsors will provide financial support to the Fund or the Portfolio at any time. The Fund and the Portfolio should not be relied upon as complete investment programs. There can be no assurance that the Fund’s (and consequently, the Portfolio’s) investment objective will be achieved. The following is a summary description of the principal risks of investing in the Fund (and consequently, the Portfolio).

Interest Rate Risk. When interest rates increase, the Portfolio’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. A low or negative interest rate environment poses additional risks to the Portfolio, because low or negative yields on its portfolio holdings may have an adverse impact on the Portfolio’s (and consequently the Fund’s) ability to provide a positive yield to its shareholders, pay expenses out of current income, or maintain a stable NAV or minimize the volatility of its NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Portfolio’s investments.

Credit/Default Risk. An issuer or guarantor of a security held by the Portfolio, or a bank or other financial institution that has entered into a repurchase agreement with the Portfolio, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant deterioration in the Portfolio’s (and consequently the Fund’s) NAV.

Liquidity Risk. The Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Portfolio’s (and consequently the Fund’s) ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Portfolio (and consequently the Fund) will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Management Risk.  A strategy used by the Portfolio Adviser may fail to produce the intended results. Additionally, legislative, regulatory or tax developments may adversely affect management of the Portfolio and, therefore, each of the Portfolio’s and Fund’s ability to achieve its investment objective.

Market Risk. The Portfolio could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

Stable NAV Risk. The Portfolio (and consequently the Fund) may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other money market funds, including the Portfolio and the Fund, could be subject to increased redemption activity, which could adversely affect its NAV. Neither the Fund nor its shareholders should rely on or expect the Portfolio Adviser, Milliman or their respective affiliates to purchase distressed assets from the Portfolio, make capital infusions into the Portfolio, enter into capital support agreements with the Portfolio or take other actions to help the Portfolio (and consequently the Fund) maintain a stable $1.00 share price.

Tax Diversification Risk. The Portfolio intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Internal Revenue Code of 1986, as amended (the “Code”) (the “Diversification Requirements”). To satisfy the Diversification Requirements applicable to variable annuity contracts, the value of the assets of the Portfolio invested in securities issued by the U.S. government must remain below specified thresholds. For these purposes, each U.S. government agency or instrumentality is treated as a separate issuer.

Operating as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act, may make it difficult for the Portfolio to meet the Diversification Requirements. This difficulty may be exacerbated by the potential increase in demand for the types of securities in which the Portfolio invests as a result of changes to the rules that govern Securities and Exchange Commission (“SEC”) registered money market funds. A failure to satisfy the Diversification Requirements could have significant adverse tax consequences for variable annuity contract owners whose contract values are determined by investment in the Fund, which invests all of its investable assets in the Portfolio.

U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and government sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Portfolio may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Portfolio may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.

Large Shareholder Transactions Risk. The Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s (and consequently the Fund’s) NAV and liquidity. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s (and consequently the Fund’s) performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s (and consequently the Fund’s) expense ratio.

Performance

As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible online at www.millimanfunds.com and will provide some indication of the risks of investing in the Fund.